Segments and geographic information (Tables)	12 Months Ended
Dec. 31, 2012
Segments and geographic information [Abstract]
Segments and geographic information
	For the year ended December 31,
	2010	2011	2012

Internet services
Online advertising	$38,826	$123,048	$221,488
Internet value-added services	14,774	43,567	103,316
Other services	190	346	4,078
Sales of third party anti-virus software	3,875	890	150
Total	$57,665	$167,851	$329,032